Stockholder's equity	12 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Stockholder's equity

Note 18 — Stockholder’s equity

On June 19, 2022, the Company underwent a shareholding restructuring whereby the Company’s dual class share capital was amended to a single class of Ordinary Shares where 694,376 Class B shares were converted to 694,376 Class A ordinary shares, and all of the Class A ordinary shares were then re-designated as Ordinary Shares. The financial statements were prepared as if the share conversion happened retroactively.

Share Consolidation

Beginning with the opening of trading on December 18, 2023, the Company's ordinary shares began trading on a post-Share Consolidation basis on the Nasdaq Capital Market under the same symbol "VRAX", but under a new CUSIP number of G9495L125. The objective of the Share Consolidation was to enable the Company to regain compliance with Nasdaq Marketplace Rule 5550(a)(2) and maintain its listing on the Nasdaq Capital Market. On January 4, 2024, the Company received notification that it had regained compliance with Nasdaq Marketplace Rule 5550(a)(2).

Upon the effectiveness of the Share Consolidation, every ten issued and outstanding ordinary shares with a par value of US$0.0001 each was automatically consolidated into one issued and outstanding ordinary share with a par value of US$0.001 each. No fractional shares were issued as a result of the Share Consolidation. Instead, any fractional shares that would have resulted from the Share Consolidation were rounded up to the next whole number. The Share Consolidation affected all shareholders uniformly and did not alter any shareholder's percentage interest in the Company's outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares. The number of shares issued for this treatment was 28,290 shares. The Share Consolidation was approved by the Company's board of directors on November 3, 2023, and its shareholders on December 6, 2023. As such, all share and per share amounts, warrants and stock options have been given retroactive effect in the financial statements and footnotes for all periods presented.

Authorized

As of March 31, 2024, there are a total of 50,000,000 shares authorized. The holders of our ordinary shares are entitled to such dividends as may be declared by our Board of Directors subject to the Cayman Companies Act and to our memorandum and articles of association.

Ordinary shares

Year ended March 31, 2022

For the year ended March 31, 2022, the Company issued 34,635 ordinary shares valued at $290,364 for services and issued 23,890 ordinary shares for a cash amount of $519,613.

For the year ended March 31, 2022, the Company issued 17,253 ordinary shares for the settlement of related party payables amounting to $452,861 and 3,774 ordinary shares for the conversion of $99,999 of convertible debt. Imputed interest for this debt along with certain related party loans during the year ended March 31, 2022 totaled $21,128.

For the year ended March 31, 2022, the Company entered into a Deed of Surrender with a shareholder relating to the balance of $54,497 due to the Company which was settled by the transfer of 5,000 shares back into the Company’s treasury.

Year ended March 31, 2023

On May 10, 2022, we issued 755 ordinary shares for services rendered at $26.50 per share.

On May 13, 2022, we issued 4,000 ordinary shares at $26.50 per share.

Initial Public Offering - On July 25, 2022, the Company consummated its IPO of 135,000 ordinary shares, par value $0.001 per share at a price of $50.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-263694) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 18, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on June 30, 2022. In addition, on July 25, 2022, Boustead Securities, LLC, as representative of several underwriters, exercised an over-allotment option (the “Option”) in part to purchase 20,250 ordinary shares from the Company in connection with the IPO at a price of $50.00 per ordinary share.

On August 5, 2022 Boustead Securities, LLC exercised 10,868 warrants on a cashless basis in exchange for 8,619 ordinary shares.

November Private Placement - On November 8, 2022, the Company entered into the November Securities Purchase Agreement ("SPA") with the Purchaser for the November Private Investment in Public Entity ("PIPE"), pursuant to which the Company received gross proceeds of approximately $3,844,500, before deducting placement agent fees and other offering expenses, in consideration of (i) 116,500 ordinary shares; (b) 116,500 November Pre-Funded Warrants, and (iii) 349,500 November Ordinary Warrants at a combined purchase price of $16.50 per ordinary share and one and a half November Ordinary Warrant, or approximately $16.50 per November Pre-Funded Warrant and one and a half November Ordinary Warrant if purchasing the November Pre-Funded Warrants (the “November Offering”). The Company has agreed to issue to the Purchaser unregistered warrants to purchase up to 349,500 ordinary shares (the “November Ordinary Warrants”). On December 12, 2022, the November Pre-Funded Warrants were exercised in full for $117 and the Company issued 116,500 ordinary shares to the Purchaser.

In December 2022, the Company issued 5,430 ordinary shares for settlement of a related party payable of $149,434 valued at $7.30 per share. The remaining $109,570 contribution is a component of Reserves for the year ended March 31, 2023.

March Private Placement - On March 8, 2023, the Company entered into the March SPA with the same Purchaser for the March PIPE, pursuant to which the Company received gross proceeds of approximately $4,000,000, before deducting placement agent fees and other offering expenses, in consideration of (i)150,000 ordinary shares; (b) pre-funded warrants to purchase 234,331 ordinary shares (the “March Pre-Funded Warrants”), (iii) series A preferred investment options to purchase up to 349,742 ordinary shares (the “Series A Preferred Investment Options”), and (iv) series B preferred investment options to purchase up to 384,331 ordinary shares (the “Series B Preferred Investment Options” collectively with the Series A Preferred Investment Options, the “Preferred Options”) at a purchase price of $10.4077 per ordinary share and associated Preferred Options and a purchase price of $10.4067 per March Pre-Funded Warrant and associated Preferred Options (the “March Offering”). In connection with the issuance of the Preferred Options, the 349,500 November Ordinary Warrants were cancelled. In addition, the Company issued warrants to purchase up to 26,904 ordinary shares at $13.010 per share to H.C. Wainwright & Co., placement agent of the Offering, or its assignee (the “Placement Agent Warrants”). On April 19, 2023, the March Pre-Funded Warrants were exercised in full and 234,331 ordinary shares were issued to the Purchaser.

Year ended March 31, 2024

In July 2023, pursuant to a settlement agreement between Boustead Securities LLC and the Company, the Company issued 22,500 ordinary shares to Boustead Securities LLC valued at $3.80 per share.

On October 11, 2023, the “Company entered into an inducement offer letter agreement (the “Inducement Letter”) with a certain holder (the “Holder”) of 734,073 existing Series A and B preferred investment options (the “Existing Warrants”) to purchase ordinary shares of the Company. The Existing Warrants were issued on March 10, 2023 and each has an exercise price of $8.0202 per share. Pursuant to the Inducement Letter, the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 734,073 ordinary shares of the Company at a reduced exercise price of $2.934 per share in consideration for the Company’s agreement to issue new warrants to purchase ordinary shares (the “New Warrants”) to purchase up to 1,468,145 of the Company’s ordinary shares with an exercise price of $2.924 (the “New Warrant Shares”). The Company received aggregate net proceeds of approximately $1.9 million from the exercise of the Existing Warrants by the Holder, after deducting placement agent fees and other offering expenses payable by the Company. In addition, the Company issued warrants (“Placement Agent Warrants”) to the Placement Agent, or its designees, to purchase up to an aggregate of 51,385 ordinary shares, which Placement Agent Warrants shall be in the form of the New Warrants, except that the Placement Agent Warrants shall have an exercise price of $3.6675 per share. The Company treated this warrant inducement agreement as a warrant modification and has recognized the incremental fair value of $579,690 and fair value of the New Warrants of $3,564,786 which are recorded in the reserves within equity.

As of March 31, 2024, the Company had 2,573,903 ordinary shares issued and outstanding.

Warrants

The following summarizes activity related to the Company's outstanding warrants for the years ended March 31, 2024, 2023 and 2022:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
At March 31, 2021	—	—	—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
At March 31, 2022	—	—	—
Granted	1,472,174	$8.70	—
Exercised	(127,367)	$—	—
Cancelled	(349,500)	$4.00	—
At March 31, 2023	995,307	$6.12	5.5
Granted	1,519,529	$2.96	—
Exercised	(968,403)	$2.21	—
Cancelled	—	$—	—
At March 31, 2024	1,546,433	$3.05	4.5
Warrants exercisable as of March 31, 2024	1,546,433	$3.05	4.5

Stock-based Compensation

The Company adopted the 2022 Equity Incentive Plan (the "2022 Plan") on March 15, 2022 and the 2023 Equity Incentive Plan (the "2023 Plan") on February 21, 2023, together, "the Plans". The Plans are intended to provide incentives which will attract and retain highly competent persons at all levels as employees of the Company, as well as independent contractors providing consulting or advisory services to the Company, by providing them opportunities to acquire the Company’s common stock or to receive monetary payments based on the value of such shares pursuant to awards issued. The 2022 Plan permits the grant of options and shares for up to 131,941 ordinary shares and the 2023 Plan permits the grant of options and shares for up to 250,000. As of March 31, 2024, approximately 39,491 shares are available for issuance under the 2022 Plan and 100,250 shares are available for issuance under the 2023 Plan.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of its stock option awards. The calculation of the fair value of the awards using the Black-Scholes option-pricing model is affected by the Company’s stock price on the date of grant as well as assumptions regarding the following:

	As of March 31, 2024	As of March 31, 2023	As of March 31, 2022
Expected volatility	212.26% - 260.62%	85.52% - 353.14%	—
Expected term	5 years	5 years	—
Risk-free interest rate	3.66% - 4.61%	2.60% - 3.041%	—
Dividend yield	—	—	—
Forfeiture rate	0.00%	0.00%	—

Note there were no stock options to value for the year ended March 31, 2022

The expected volatility was determined with reference to the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury rate in effect at the time of grant.

In April 2023, an aggregate of 115,200 stock options with a strike price of $50.00 were modified to a strike price of $6.03 and vesting periods from two and three years were reduced to one and two years with the modification. The modification was accounted for under IFRS 2 where the entity shall recognize, as a minimum, the services received measured at the grant date fair value of the equity instruments granted, unless those equity instruments do not vest because of failure to satisfy a vesting condition (other than a market condition) that was specified at grant date. In addition, the guidance states that the entity shall recognize the effects of modifications that increase the total fair value of the share-based payment arrangement or are otherwise beneficial to the employee. According to IFRS 2, accounting for a modification to the terms of a share-based payment scheme, requires two valuations:

1.
Valuation of the existing rights at the current (i.e., modification) date, immediately prior to the modification, and;
2.
Valuation of the amended rights immediately after the modification.

As the modified grants were all unvested at the time of the modification, the incremental charge is accrued in the modification period based on the amortization of outstanding shares as of the modification date, with the remaining incremental expense recognized over the period of the remaining vesting period, in line with the remaining amortization of the original fair value.

For the year ended March 31, 2024, the Company issued stock options to purchase 199,000 shares at an average price of $5.73 with a fair value of $5.76. For the year ended March 31, 2023, the Company issued stock options to purchase 123,200 shares at an average price of $48.60 with a fair value of $33.60. During the year ended March 31, 2024, there were 77,834 stock options forfeited. At March 31, 2024, there were stock options outstanding of 242,200 and 2,166 stock options vested and exercisable. At March 31, 2023, there were 167 stock options vested and exercisable.

For the years ended March 31, 2024 and 2023, the Company recognized an expense of $1,011,973 and $1,734,601, respectively, of non-cash compensation expense allocated between general and administrative and research and development expenses. There was no non-cash compensation expense for the year ended March 31, 2022. Stock-based compensation expense is valued using the Black-Scholes option-pricing model method and accelerated vesting method as required in IFRS 2.

A summary of the status of the Company’s outstanding stock options as of March 31, 2024 and changes during the periods ending on that date is as follows:

	Shares	Exercise Price	Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Term (Years)
Options
At March 31, 2021	—	—	—	—	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Expired	—	—	—	—	—
Forfeiture	—	—	—	—	—
At March 31, 2022	—	—	—	—	—
Granted	123,200	$48.60	$33.60	—	10.0
Exercised	—	—	—	—	—
Expired	(2,000)	$50.00	$34.30	—	—
Forfeiture	—	$—	$—	—	—
At March 31, 2023	121,200	$20.33	$33.62	—	9.3
Granted	199,000	$5.73	$5.76	—	10.0
Exercised	—	—	—	—	—
Expired	(166)	$115.50	$114.10	—	—
Forfeiture	(77,834)	$6.59	$20.13	—	—
At March 31, 2024	242,200	$12.69	$15.01	—	8.8
Exercisable at March 31, 2024	2,166	$14.04	$12.39	—	6.7